Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 315,078	$ 332,595
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	120,850	127,151
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	88,374	92,694
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	74,846	79,455
The Netherlands
Disclosure Of Operating Segments [Line Items]
Non-current assets	29,512	32,002
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 1,496	$ 1,293